CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]
27.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2013, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements.

CONDENSED BALANCE SHEETS

	December 31,
	2013	2012
Assets
Current assets
Cash	$-	$50,158
Prepaid expense and other current assets	-	89,940
Investments in subsidiaries	44,514,696	40,961,908
Total assets	$44,514,696	$41,102,006
Liabilities and Stockholders’ equity
Current liabilities
Accrued expenses and other payables	32,546	1,346,714
Total liabilities	32,546	1,346,714
Total stockholders’ equity	44,482,150	39,755,292
Total liabilities and stockholders’ equity	$44,514,696	$41,102,006

CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2013	2012	2011
General and administrative expenses	$-	$(180,170)	$(771)
Equity income of subsidiaries	3,474,017	4,668,927	9,954,479

Net income	$3,474,017	$4,488,757	$9,953,708

CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2013	2012	2011

Net cash used in operating activities	$-	$(14,338)	$10,976,260
Net cash provided by investing activities	-	-	(12,322,324)
Net cash provided by financing activities	(50,158)	-	1,410,560
Cash as January 1	50,158	64,496	-
Cash as of December 31	$-	$50,158	$64,496